LINE OF CREDIT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2019
Line of Credit Facility [Line Items]
Line of credit outstanding balance	$ 94,975	$ 94,975	$ 94,975
Line of Credit Facility
Line of Credit Facility [Line Items]
Amount borrowed under convertible credit line				$ 95,000
Interest rate, stated		6.74%	6.74%
Interest rate, variable	3.49%	3.49%	3.49%
Prime Rate | Line of Credit Facility
Line of Credit Facility [Line Items]
Interest rate, stated	4.75%	3.25%	3.25%